Steven I. Koszalka Secretary Capital World Bond Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

March 5, 2018

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Bond Fund

File Nos. 033-12447 and 811-05104

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 28, 2018 of Registrant’s Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka